Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Depreciation	$ 3	$ 9	$ 21	$ 17
Stock based compensation	54	206	485	1,682
Total general and administrative expenses	228	295	1,011	2,028
General and Administrative Expense [Member]
Salaries and related expenses			86	242
Professional expenses			504	683
Rent and Maintenance			115	94
Depreciation			21	17
Other expenses			58	127
Stock based compensation	$ 46	$ 21	227	865
Total general and administrative expenses			$ 1,011	$ 2,028